Subsequent Events (Details) - Major ordinary share transactions [member]			1 Months Ended
	Nov. 02, 2022 USD ($) shares	Nov. 02, 2022 CAD ($) $ / shares shares	Nov. 21, 2022 USD ($) shares	Nov. 21, 2022 CAD ($) $ / shares shares	Dec. 13, 2022 shares
First Tranche [Member]
Subsequent Events (Details) [Line Items]
Number of common shares	15,938,250	15,938,250
Price per share (in Dollars per share) | $ / shares		$ 0.45
Gross proceeds	$ (5,235,350)	$ (7,172,213)
Second Tranche [Member]
Subsequent Events (Details) [Line Items]
Number of common shares			6,650,000	6,650,000
Price per share (in Dollars per share) | $ / shares				$ 9.7
Paid finders fees totaling			$ (61,629)	$ 84,432
Third and Final Tranche [Member]
Subsequent Events (Details) [Line Items]
Number of common shares					43,484